Advances for Vessels Under Construction And Acquisition Of Vessels (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 17, 2014	Dec. 30, 2014	May 17, 2013	Dec. 27, 2013
Vessels [Line Items]
Payments to acquire property plant and equipment	$ 518,447	$ 127,814	$ 91
Hull 1338 (tbn Star Aries)
Vessels [Line Items]
Vessel Capacity	180,000
Delivery Date Of Vessel	September 2015
Hull 1339 (tbn Star Taurus)
Vessels [Line Items]
Vessel Capacity	180,000
Delivery Date Of Vessel	January 2016
Hull 1342 (tbn Star Gemini)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	January 2016
Hull 1343 (tbn Star Leo)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	March 2016
Hull NE 196 (tbn Star Antares)
Vessels [Line Items]
Vessel Capacity	61,000
Delivery Date Of Vessel	September 2015
Hull NE 197 (Star Lutas)
Vessels [Line Items]
Vessel Capacity	61,000
Delivery Date Of Vessel	November 2015
Hull NE 198 (tbn Star Poseidon)
Vessels [Line Items]
Vessel Capacity	209,000
Delivery Date Of Vessel	March 2016
Hull 5040 (tbn Star Aquarius)
Vessels [Line Items]
Vessel Capacity	60,000
Delivery Date Of Vessel	May 2015
Hull 5043 (tbn Star Pisces)
Vessels [Line Items]
Vessel Capacity	60,000
Delivery Date Of Vessel	July 2015
24 new building vessels
Vessels [Line Items]
Payments to acquire property plant and equipment	299,129	66,780
Other expenses capitalized	0
Assets fair value adjustment	137,923	0
Hull 1372 (tbn Star Libra)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	August 2015
Vessel purchase price obligation				14,160
Hull 1372 (tbn Star Libra) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment				47,200
Hull 1371 (tbn Star Virgo)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	February 2016
Additional payments to acquire property plant and equipment				300
Vessel purchase price obligation				13,919
Hull 1371 (tbn Star Virgo) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment				46,400
First Installment
Vessels [Line Items]
Handling Fees				462
Hull 1371 (tbn Star Virgo) and Hull 1372 (tbn Star Libra)
Vessels [Line Items]
Handling Fees				936
Other expenses capitalized				669
Indomitable
Vessels [Line Items]
Delivery Date Of Vessel	January 8, 2015
Payment held in escrow					34,942
BNP $32,480 Facility
Vessels [Line Items]
Debt instrument amount drawn down					32,480
Hull HN 1061 (tbn Roberta)
Vessels [Line Items]
Vessel Capacity	64,000
Delivery Date Of Vessel	March 2015
Vessel purchase price obligation						6,000
Hull HN 1061 (tbn Roberta) | Financed by New Yangzijiang owner
Vessels [Line Items]
Payments to acquire property plant and equipment						20,680
Hull HN 1062 (tbn Laura)
Vessels [Line Items]
Vessel Capacity	64,000
Delivery Date Of Vessel	March 2015
Vessel purchase price obligation						6,000
Hull HN 1062 (tbn Laura) | Financed by New Yangzijiang owner
Vessels [Line Items]
Payments to acquire property plant and equipment						20,680
Hull HN 1063 (tbn Idee Fixe)
Vessels [Line Items]
Vessel Capacity	64,000
Delivery Date Of Vessel	March 2015
Vessel purchase price obligation						6,000
Hull HN 1063 (tbn Idee Fixe) | Financed by New Yangzijiang owner
Vessels [Line Items]
Payments to acquire property plant and equipment						20,680
Hull HN 1064 (tbn Kaley)
Vessels [Line Items]
Vessel Capacity	64,000
Delivery Date Of Vessel	May 2015
Vessel purchase price obligation						6,000
Hull HN 1064 (tbn Kaley) | Financed by New Yangzijiang owner
Vessels [Line Items]
Payments to acquire property plant and equipment						20,680
Hull HN 1359 (tbn Star Marisa)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	November 2015
Handling Fees							464
Vessel purchase price obligation							13,919
Hull HN 1359 (tbn Star Marisa) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment							46,400
Hull HN 1360 (tbn Star Ariadne)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	February 2016
Handling Fees							464
Vessel purchase price obligation							13,919
Hull HN 1360 (tbn Star Ariadne) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment							46,400
Hull HN 1361(tbn Star Magnanimus)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	May 2016
Handling Fees							464
Vessel purchase price obligation							13,919
Hull HN 1361(tbn Star Magnanimus) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment							46,400
Hull HN 1362 (tbn Star Manticore)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	June 2016
Handling Fees							464
Vessel purchase price obligation							13,919
Hull HN 1362 (tbn Star Manticore) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment							46,400
Hull HN 1363 (tbn Star Chaucer)
Vessels [Line Items]
Vessel Capacity	208,000
Delivery Date Of Vessel	September 2016
Handling Fees							464
Vessel purchase price obligation							13,919
Hull HN 1363 (tbn Star Chaucer) | Financed by SWS owner
Vessels [Line Items]
Payments to acquire property plant and equipment							46,400
Oceanbulk Capital Leases
Vessels [Line Items]
Assets fair value adjustment	27,100
Hull HN 1061 (tbn Roberta), Hull HN 1062 (tbn Laura), Hull HN 1063 (tbn Idee Fixe) and Hull HN 1064 (tbn Kaley)
Vessels [Line Items]
Agreed extra costs for newbuildings						3,248
HN 1359 (tbn Star Marisa), HN 1360 (tbn Star Ariadne), HN 1361 (tbn Star Magnanimus), HN 1362 (tbn Star Manticore) and HN 1363 (tbn Star Chaucer)
Vessels [Line Items]
Agreed extra costs for newbuildings							$ 1,680